Shareholder Report, Average Annual Return (Details)		12 Months Ended	21 Months Ended	47 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000248869
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Macro Momentum ETF
C000233882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Macro Thematic Opportunities ETF
C000233881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Global Policy Opportunities ETF
Without Sales Load [Member] | C000248869
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%	12.26%
Without Sales Load [Member] | C000233882
Average Annual Return [Line Items]
Average Annual Return, Percent		33.10%		12.81%
Without Sales Load [Member] | C000233881
Average Annual Return [Line Items]
Average Annual Return, Percent		22.55%		9.92%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (NR)
Average Annual Return, Percent		17.43%	17.99%
S&P 500 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (NR)
Average Annual Return, Percent		17.43%		12.99%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.34%		11.40%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).